SHARE-BASED PAYMENTS - Restricted share units (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2019 CAD ($) EquityInstruments $ / shares	Dec. 31, 2018 CAD ($) EquityInstruments $ / shares	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($)
Share-based payment transaction
Number of common shares issued when restricted share unit is exercised			1
Additional consideration to acquire common share | $			$ 0
Vesting period	3 years
Summary of information about share units outstanding
Balance at January 1	7,626,000	8,277,000
Granted	5,740,000	4,258,000
Redeemed	(3,888,000)	(4,247,000)
Forfeited	(966,000)	(662,000)
Outstanding at end of period	8,512,000	7,626,000
Balance at January 1 | $	$ 4.88	$ 4.63
Granted | $ / shares	$ 4.56	$ 4.85
Redeemed | $ / shares	4.86	4.37
Forfeited | $ / shares	$ 4.81	$ 4.86
Outstanding at end of period | $	$ 4.68	$ 4.88
Liability recognized in respect of cash settled RSUs | $			$ 13,900,000	$ 8,700,000